Information about Components of Equity (Tables)	12 Months Ended
Jun. 30, 2025
Information about Components of Equity [Abstract]
Schedule of Number of Shares Issued

The number of shares issued as of June 30, 2025, 2024 and 2023 is the following:

Year ended	Class	Number of Shares	Nominal Value	Subscribed capital
06/30/2023	Ordinary	5,301,700	$0.10	5,301,700	$530,170
06/30/2024	Ordinary	5,983,687	$0.10	5,983,687	$598,369
06/30/2025	Ordinary	10,891,761	$0.10	10,891,761	$1,089,176

Schedule of Subsidiaries Non-Controlling Interest	The subsidiaries whose non-controlling interest is significant as of June 30, 2025 and 2024 are:
Name	06/30/2025	06/30/2024

Bioceres S.A.	10.07%	26.53%
Bioceres Crop Solutions (*)	-	72.67%

Schedule of Financial Statements

Summary financial statements:

	06/30/2025	06/30/2024

Current assets	19,390,689	37,499,373
Non-current assets	(12,909,646)	78,742,912
Total assets	6,481,043	116,242,285

Current liabilities	97,284,715	47,526,407
Non-current liabilities	238,458	14,689,742
Total liabilities	97,523,173	62,216,149

Total equity	(91,042,130)	54,026,136

Total liabilities and equity	6,481,043	116,242,285

Summary statements of comprehensive income or loss

	06/30/2025	06/30/2024	06/30/2023

Revenues	780,952	1,422,707	1,074,655
Government grants	3,412	197,519	49,185
Gross margin	784,364	1,620,226	1,123,840

Research and development expenses	(223,688)	(239,446)	(175,737)
Selling, general and administrative expenses	(2,275,441)	(3,248,643)	(3,287,433)
Share of profit or loss of subsidiaries	(33,367,101)	(3,285,724)	5,287,879
Share of profit or loss of joint ventures and associates	(285)	(2,592)	(3,917)
Other income / (loss), net	(56,484,792)	11,126	249,372
Operating loss	(91,566,943)	(5,145,053)	3,194,004

Financial results	2,891,781	(1,128,752)	(4,327,324)
Loss before taxes	(88,675,162)	(6,273,805)	(1,133,320)

Income tax (expense) / benefit	(1,653,797)	471,416	(463,175)
Result for the year	(90,328,959)	(5,802,389)	(1,596,495)

Revaluation of property, plant and equipment, net of tax			(434,390)
Foreign exchange differences on translation of foreign operations	(5,467,311)	(3,865,328)	(5,182,181)
Total comprehensive result	(95,796,270)	(9,667,717)	(7,213,066)

Schedule of Bioceres SA and Bioceres Crop Solutions

Summary financial statements:

	06/30/2025	06/30/2024

Current assets	-	408,668,037
Non-current assets	-	441,960,310
Total assets	-	850,628,347

Current liabilities	-	329,505,846
Non-current liabilities	-	171,558,140
Total liabilities	-	501,063,986

Total equity	-	349,564,361

Total liabilities and equity	-	850,628,347

Summary statements of comprehensive income or loss

	06/30/2025	06/30/2024	06/30/2024

Revenues	333,343,987	464,828,548	419,446,439
Initial recognition and changes in the fair value of biological assets at the point of harvest	1,764,863	(45,746)	610,554

Cost of sales	(203,424,872)	(278,221,812)	(235,457,053)
Changes in the net realizable value of agricultural products after harvest	(1,541,204)	(2,385,069)	(4,351,433)
Research and development expenses	(14,914,822)	(17,183,041)	(15,345,315)
Selling, general and administrative expenses	(123,113,572)	(123,690,910)	(113,002,747)
Share of profit or loss of joint ventures and associates	(1,126,312)	4,049,508	1,198,628
Other income or expenses, net	6,775,970	(1,498,555)	1,084,892
Operating (loss) / profit	(2,235,962)	45,852,923	54,183,965

Financial results	(55,335,675)	(34,785,325)	(35,078,018)
(Loss) / profit before taxes	(57,571,637)	11,067,598	19,105,947

Income tax	(1,273,616)	(3,778,615)	1,068,652
Result for the year	(58,845,253)	7,288,983	20,174,599

Foreign exchange differences on translation of foreign operations	(714,251)	(787,354)	631,500
Revaluation of property, plant and equipment, net of tax	-	-	(1,467,349)
Total comprehensive result	(59,559,504)	6,501,629	19,338,750